Annual Total Returns[BarChart] - Core Plus Bond Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	6.65%	5.41%	7.96%	(0.41%)	7.01%	0.28%	5.02%	5.01%	(2.71%)	11.27%